Columbia Select Large Cap Value Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Large Cap Value Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 7.2%
Diversified Telecommunication Services 4.5%
Verizon Communications, Inc.	2,629,919	105,249,358
Interactive Media & Services 2.7%
Alphabet, Inc., Class A(a)	450,298	62,348,261
Total Communication Services		167,597,619
Consumer Discretionary 3.3%
Broadline Retail 0.1%
Qurate Retail, Inc.(a)	2,481,624	3,499,090
Specialty Retail 3.2%
Lowe’s Companies, Inc.	305,521	73,529,739
Total Consumer Discretionary		77,028,829
Consumer Staples 2.6%
Tobacco 2.6%
Philip Morris International, Inc.	675,735	60,789,121
Total Consumer Staples		60,789,121
Energy 10.9%
Energy Equipment & Services 3.0%
TechnipFMC PLC	3,143,630	68,185,335
Oil, Gas & Consumable Fuels 7.9%
Chevron Corp.	374,677	56,954,651
Marathon Petroleum Corp.	361,485	61,174,106
Williams Companies, Inc. (The)	1,843,834	66,267,394
Total		184,396,151
Total Energy		252,581,486
Financials 19.7%
Banks 13.0%
Bank of America Corp.	2,336,824	80,667,164
Citigroup, Inc.	1,148,322	63,720,388
JPMorgan Chase & Co.	348,832	64,903,682
Wells Fargo & Co.	1,663,659	92,482,804
Total		301,774,038
Capital Markets 1.7%
Morgan Stanley	457,925	39,399,867
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.0%
American International Group, Inc.	838,766	61,137,654
MetLife, Inc.	814,072	56,773,381
Total		117,911,035
Total Financials		459,084,940
Health Care 12.5%
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	1,315,091	53,813,524
Health Care Providers & Services 7.8%
Centene Corp.(a)	680,073	53,338,125
Cigna Group (The)	223,113	74,997,204
Humana, Inc.	152,162	53,305,392
Total		181,640,721
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	1,086,595	55,144,696
Total Health Care		290,598,941
Industrials 8.5%
Aerospace & Defense 2.3%
RTX Corp.	607,768	54,498,557
Ground Transportation 1.7%
CSX Corp.	1,045,048	39,649,121
Machinery 2.0%
Caterpillar, Inc.	136,063	45,439,599
Passenger Airlines 2.5%
Southwest Airlines Co.	1,687,436	57,828,432
Total Industrials		197,415,709
Information Technology 13.2%
Communications Equipment 2.5%
Cisco Systems, Inc.	1,195,101	57,807,036
Electronic Equipment, Instruments & Components 3.2%
Corning, Inc.	2,299,089	74,122,629
Semiconductors & Semiconductor Equipment 5.6%
Applied Materials, Inc.	214,362	43,219,666
QUALCOMM, Inc.	551,154	86,966,590
Total		130,186,256

Columbia Select Large Cap Value Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Select Large Cap Value Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.9%
Teradata Corp.(a)	1,187,352	44,668,182
Total Information Technology		306,784,103
Materials 7.8%
Chemicals 2.1%
FMC Corp.	847,221	47,774,792
Metals & Mining 5.7%
Barrick Gold Corp.	4,326,928	63,432,765
Freeport-McMoRan, Inc.	1,821,421	68,867,928
Total		132,300,693
Total Materials		180,075,485
Real Estate 2.2%
Specialized REITs 2.2%
American Tower Corp.	254,903	50,690,010
Total Real Estate		50,690,010
Utilities 10.0%
Electric Utilities 7.3%
FirstEnergy Corp.	2,334,955	85,482,703
PG&E Corp.	5,132,293	85,657,970
Total		171,140,673
Independent Power and Renewable Electricity Producers 2.7%
AES Corp. (The)	4,069,716	61,859,683
Total Utilities		233,000,356
Total Common Stocks (Cost $1,601,635,143)		2,275,646,599

Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Consumer Discretionary 0.1%
Broadline Retail 0.1%
Qurate Retail, Inc.	8.000%	51,980	2,646,822
Total Consumer Discretionary			2,646,822
Total Preferred Stocks (Cost $9,659,021)			2,646,822

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(b),(c)	44,934,622	44,925,635
Total Money Market Funds (Cost $44,919,683)		44,925,635
Total Investments in Securities (Cost: $1,656,213,847)		2,323,219,056
Other Assets & Liabilities, Net		1,913,746
Net Assets		2,325,132,802
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	73,574,643	534,287,719	(562,933,176)	(3,551)	44,925,635	22,424	2,652,545	44,934,622
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Value Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT216_05_P01_(04/24)